LEASE LIABILITY (Tables)	12 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
Lease obligations
	$

Balance, June 30, 2019		-
Additions		2,631,837
Interest expense		46,171
Lease payments		(95,524)
Balance, June 30, 2020		2,582,484

Allocated as:

	As at June 30, 2020		As at June 30, 2019
	$		$

Current		253,205		-
Long-term		2,329,279		-
Total		2,582,484		-

Contractual undiscounted cash flows
	$
Less than one year		423,429
One to five years		1,722,465
More than five years		1,094,038
Total undiscounted lease obligation		3,239,932